Financial instruments and financial risk management (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Financial instruments and financial risk management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	€ 0	€ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0
Financial liabilities netted against assets	0	0
Financial assets netted again liabilities	0	€ 0
Reserve of cash flow hedges	€ (3,490)